Risk Management_Maturity analysis of Offbalance accounts (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis for off balance sheet item [Abstract]
Guarantees	₩ 12,618,917	₩ 12,666,417
Loan commitments	₩ 103,651,674	₩ 97,796,704